Intangible Assets, Net and Goodwill - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Balance at beginning of period	$ 121,487	$ 115,914
Acquisitions	632,983	5,486
Foreign exchange translation and other	36	87
Balance at end of period	$ 754,506	$ 121,487